Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Description Of Detailed Information About Product And Service Revenue By Geographic Region Explanatory

	Year Ended December 31,
($000s)	2021	2020	2019
Product Revenue:
Europe, Middle East, and Africa	$2,807	$952	$47
Americas	—	5	5
Asia-Pacific	30	56	107

Total product revenue	2,837	1,013	159

Service Revenue:
Europe, Middle East, and Africa	3	2	—
Americas	—	77	265
Asia-Pacific	—	3	—

Total service revenue	3	82	265

Total Revenue	$2,840	$1,095	$424